Asset Retirement Obligations	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
Asset Retirement Obligations
Asset retirement obligations (AROs) are legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development or normal operation of such assets. AROs are initially recognized as incurred when sufficient information exists to estimate fair value. We have AROs at our nitrogen fertilizer manufacturing complexes and at our distribution and storage facilities that are conditional upon cessation of operations. These AROs include certain decommissioning activities as well as the removal and disposal of certain chemicals, waste materials, structures, equipment, vessels, piping and storage tanks. Also included are reclamation of land and the closure of certain effluent ponds. A liability has not been recorded for these conditional AROs. The most recent estimate of the aggregate cost of these AROs expressed in 2014 dollars is $51.0 million. We have not recorded a liability for these conditional AROs as of December 31, 2014 because we do not believe there is currently a reasonable basis for estimating a date or range of dates of cessation of operations at these facilities, which is necessary in order to estimate fair value. In reaching this conclusion, we considered the historical performance of each facility and have taken into account factors such as planned maintenance, asset replacements and upgrades of plant and equipment, which if conducted as in the past, can extend the physical lives of our nitrogen manufacturing facilities indefinitely. We also considered the possibility of changes in technology, risk of obsolescence, and availability of raw materials in arriving at our conclusion.
We previously had recorded AROs associated with phosphogypsum stack systems and mine reclamation of our former phosphate operations in Florida. On March 17, 2014, we completed the sale of our phosphate mining and manufacturing business to Mosaic. Mosaic assumed certain liabilities related to the phosphate mining and manufacturing business, including the responsibility for closure, water treatment and long-term maintenance and monitoring of the phosphogypsum stacks at the Plant City and Bartow complexes. Mosaic also received the value of the phosphate mining and manufacturing business's asset retirement obligation trust and escrow funds totaling approximately $200 million. See further discussion related to Florida environmental matters in Note 24—Contingencies. The assets and liabilities sold to Mosaic, including the AROs, were classified as held for sale as of December 31, 2013. See Note 22—Assets and Liabilities Held for Sale for additional information regarding the previously recorded AROs and the sale of our phosphate mining and manufacturing business.